Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of geographical areas [line items]
Revenue	€ 769.6	€ 763.5	€ 2,306.4	€ 2,283.7
United Kingdom
Disclosure of geographical areas [line items]
Revenue	205.4	214.6	643.0	639.5
Germany
Disclosure of geographical areas [line items]
Revenue	81.1	78.6	272.9	293.5
Italy
Disclosure of geographical areas [line items]
Revenue	88.9	83.3	278.0	266.2
France
Disclosure of geographical areas [line items]
Revenue	49.7	49.3	154.7	154.8
Sweden
Disclosure of geographical areas [line items]
Revenue	31.7	32.8	99.0	102.8
CROATIA
Disclosure of geographical areas [line items]
Revenue	57.9	55.1	121.8	117.6
Austria
Disclosure of geographical areas [line items]
Revenue	26.6	25.4	92.5	91.5
Norway
Disclosure of geographical areas [line items]
Revenue	30.1	32.3	89.4	93.7
SERBIA
Disclosure of geographical areas [line items]
Revenue	45.2	42.9	114.9	102.6
Spain
Disclosure of geographical areas [line items]
Revenue	20.8	21.4	63.3	62.8
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	19.2	18.9	58.6	58.4
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 113.0	€ 108.9	€ 318.3	€ 300.3